GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	12/20/2010
Collection Period Ended:	11/30/2010
Closing Date:	08/13/2009
Next Payment Date:	1/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Note Payment Detail
Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance
A	36159LBG0	1.93344%	500,000,000.00	500,000,000.00	0.00	751,893.33	751,893.33	500,000,000.00
B	36159LBH8	4.25344%	10,526,320.00	10,526,320.00	0.00	34,823.50	34,823.50	10,526,320.00
C	36159LBJ4	5.95344%	15,789,475.00	15,789,475.00	0.00	73,112.43	73,112.43	15,789,475.00
TOTALS			526,315,795.00	526,315,795.00	0.00	859,829.26	859,829.26	526,315,795.00
	Beginning of Month Balance						5,310,920,909.25
	New Volume						1,735,488,878.69
	Principal Collections						1,916,062,537.12
	Defaulted Amount						3,399,944.82
	End of Month Balance						5,126,947,306.00
	Annualized Yield						9.79%

Overconcentrations
Are there any Product Line Overconcentrations?	Yes
4,151,710.46
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	Yes
190,705,118.71
Discount Factor	0.0%
Collections	Total	Overconcentration
Principal Collections	1,916,062,537.12	76,129,949.32	1,839,932,587.80
Non Principal Collections	40,291,624.33	865,052.75	39,426,571.58
Total Collections	1,956,354,161.45	76,995,002.07	1,879,359,159.38
Defaults
Default Amount	3,399,944.82	15,759.60	3,384,185.22
Series Allocation Percentage			10.80%
Investor Default Amount			365,555.95
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	12/20/2010
Collection Period Ended:	11/30/2010
Closing Date:	08/13/2009
Next Payment Date:	1/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Allocation of Available Non Principal Collections
Series Allocation Percentage			10.80%
Available Non Principal Collections Allocated to Series				4,258,814.71
Application of Available Non Principal Collections and Available Principal Collections
(a) Available Non Principal Collections Allocated to Series				4,258,814.71
(i)	(A)	Amount to Indenture Trustee		0.00
	(B)	Amount to Trustee		0.00
	(C)	Amount to Administrator		71.43
	(D)	Amount to Custodian		0.00
(ii)	Noteholder Servicing Fee			921,052.65
	Unpaid Servicer Advances and interest thereon			0.00
(iii)	Class A Monthly Interest			751,893.33
(iv)	Class B Monthly Interest			34,823.50
(v)	Class C Monthly Interest			73,112.43
(vi)	Investor Default Amount (treated as Available Principal Collections)			365,555.95
(vii)	Investor Charge-offs		0.00
	Reimbursement of Investor Charge-offs		0.00
	Unreimbursed Investor Charge-offs		0.00
	Reallocation Principal Collections		0.00
	Reimbursement of Reallocated Principal Collections		0.00
	Unreimbursed Reallocated Principal Collections		0.00
	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00
(viii)	Amount Required to be Deposited to the Reserve Account			0.00
(ix)	Remaining Amounts due to:
	Indenture Trustee			0.00
	Trustee			0.00
	Administrator			0.00
	Custodian			0.00
(x)	Amounts otherwise required to be Deposited to Principal Account			0.00
(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount			2,112,305.42

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	12/20/2010
Collection Period Ended:	11/30/2010
Closing Date:	08/13/2009
Next Payment Date:	1/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Excess Non Principal Collections for Series 2006-2	2,509,553.10
Excess Non Principal Collections for Series 2007-1	5,039,797.42
Excess Non Principal Collections for Series 2008-A	3,405,962.52
Excess Non Principal Collections for Series 2009-B	1,361,008.20
Excess Non Principal Collections for Series 2009-C	1,117,298.54
Excess Non Principal Collections for Series 2009-1	1,917,790.53
Excess Non Principal Collections for Series 2009-2	2,009,486.44
Total Excess Non Principal Collections	17,360,896.75

Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2009-1	0.00
Non Principal Shortfalls for Series 2009-2	0.00
Non Principal Shortfalls for Series 2009-C	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-C	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	17,360,896.75

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	12/20/2010
Collection Period Ended:	11/30/2010
Closing Date:	08/13/2009
Next Payment Date:	1/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

(b) Revolving Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	198,747,485.48
Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	199,113,041.43

(c) Controlled Accumulation Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	0.00
Available Principal Collections Treated as Shared Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amount equal to the Principal Overcollateralization release to Issuer (after the Note Principal Balance shall have	0.00
been reduced to zero)
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00
Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,488,812,375.46
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-C	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-2	0.00
Amount Deposited into the Excess Funding Account	0.00

Released to Issuer	1,488,812,375.46

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	12/20/2010
Collection Period Ended:	11/30/2010
Closing Date:	08/13/2009
Next Payment Date:	1/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Credit Enhancement (Series Level)
Required Reserve Account
Required Reserve Account Percentage		2.50%
Note Principal Balance		526,315,795.00
Required Reserve Account Amount		13,157,894.88
Reserve Account Interest Earnings withdrawn		1,481.29
Beginning Reserve Account Amount		13,157,894.88
Reserve Account Deposits		0.00
Reserve Account Withdrawals		0.00
Ending Reserve Account Amount		13,157,894.88
Reserve Account Deficiency		0.00
Principal Overcollateralization Amount		26,315,795.00

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		1,054,344.15
Disbursements		1,054,344.15
Ending Balance		0.00
Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00
Free Equity Amount (Trust Level)
Note Trust Principal Balance		5,126,947,306.00
Note Principal Balance	3,921,059,488.00
Principal Overcollateralization Amount	211,089,488.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		4,132,148,976.00
Free Equity Amount		994,798,330.00

Minimum Free Equity Percentage		0.00%
Total Overconcentration		194,856,829.17
Minimum Free Equity Amount		194,856,829.17

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	12/20/2010
Collection Period Ended:	11/30/2010
Closing Date:	08/13/2009
Next Payment Date:	1/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	1,839,932,587.80
Principal Collections Allocated to Series 2006-2	189,709,203.18
Principal Collections Allocated to Series 2007-1	382,115,693.61
Principal Collections Allocated to Series 2008-A	298,129,361.45
Principal Collections Allocated to Series 2009-B	119,256,060.24
Principal Collections Allocated to Series 2009-C	99,373,743.10
Principal Collections Allocated to Series 2009-1	198,747,485.48
Principal Collections Allocated to Series 2009-2	198,747,485.48
Principal Collections Not Allocated to Any Series and Released to Issuer	353,853,555.26

Total Non Principal Collections	39,426,571.58
Non Principal Collections Allocated to Series 2006-2	4,065,139.96
Non Principal Collections Allocated to Series 2007-1	8,188,078.11
Non Principal Collections Allocated to Series 2008-A	6,388,396.34
Non Principal Collections Allocated to Series 2009-B	2,555,451.01
Non Principal Collections Allocated to Series 2009-C	2,129,407.36
Non Principal Collections Allocated to Series 2009-1	4,258,814.71
Non Principal Collections Allocated to Series 2009-2	4,258,814.71
Non Principal Collections Not Allocated to Any Series and Released to Issuer	7,582,469.38

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	12/20/2010
Collection Period Ended:	11/30/2010
Closing Date:	08/13/2009
Next Payment Date:	1/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Performance
(1) Are there any material modifications, extensions, or waivers to pool assets?		No
(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No
(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No
(4) Has the master servicer made any Servicer Advances during the previous collection period?		No
(5) Has an early amortization event occurred?		No
(6) Have any Payment Rate Triggers been met?		No
Current Monthly Payment Rate	36.08%
Prior Monthly Payment Rate	33.52%
Second Prior Monthly Payment Rate	36.89%
3 Month Average Monthly Payment Rate	35.50%
(7) Has the Default Rate Trigger been met?		No
Current Monthly Default Rate	0.77%
Prior Monthly Default Rate	0.94%
Second Prior Monthly Default Rate	1.06%
3 Month Average Monthly Default Rate	0.92%
(8) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	13,157,894.88
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	526,315,795.00
Reserve Account trigger	11,842,105.39
(9) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	2.55%
Prior Month	2.47%
Second Prior Month	2.49%
Third Prior Month	2.50%
Fourth Prior Month	2.48%
Fifth Prior Month	2.42%

(10) Have any new series been issued during the related monthly collection period?		No
(11) Have any account additions or account removals occurred during the related monthly collection period?		No
Number of accounts added / (removed) : 0

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	12/20/2010
Collection Period Ended:	11/30/2010
Closing Date:	08/13/2009
Next Payment Date:	1/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Delinquency
Days Outstanding	Amount (Dollars in Millions)	Percentage of Total Receivables Outstanding
31 - 60	3.9	0.08%
61 - 90	2.9	0.06%
91 - 120	1.7	0.03%
121 - 150	0.9	0.02%
151 - 180	1.5	0.03%

*Total	10.8	0.21%
*Figures may not foot due to rounding